J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Europe Dynamic Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated April 1, 2019 to the

Summary Prospectuses, Prospectuses and Statement of Additional Information

dated March 1, 2019, as supplemented

Effective immediately, Anis Lahlou-Abid will no longer serve as a portfolio manager for the JPMorgan Europe Dynamic Fund (the “Fund”). Effective immediately, Blake Crawford will be joining the portfolio management team for the Fund.

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of each Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Jonathan Ingram	2007	Managing Director
John Baker	2005	Managing Director
Blake Crawford	2019	Executive Director

In addition, effective immediately, the “The Funds’ Management and Administration — The Portfolio Managers — Europe Dynamic Fund” section of each Prospectus is hereby deleted in its entirety and replaced by the following:

Europe Dynamic Fund

The portfolio management team utilizes a team based approach and is comprised of Jonathan Ingram, John Baker and Blake Crawford. Mr. Ingram, a Managing Director and CFA charterholder, Mr. Baker, a Managing Director and Blake Crawford, an Executive Director and CFA charterholder, share authority in management of the Fund.

Mr. Ingram is Head of the Unconstrained portfolios sub-team within the J.P. Morgan Asset Management International Equity Group — Behavioural Finance Team. Mr. Ingram has been employed by JPMIM or its affiliates (or one of their predecessors) since 2000, and has been a portfolio manager of the Fund since April 2007. Mr. Baker is a portfolio manager within the Unconstrained portfolios sub-team of the J.P. Morgan Asset Management International Equity Group — Behavioural Finance Team. Mr. Baker has been employed by JPMIM or its affiliates (or one of their predecessors) since 1994, and has been a portfolio manager of the Fund since July 2005. Mr. Crawford is a portfolio manager within the Unconstrained portfolios sub-team of the J.P. Morgan Asset Management International Equity Group — Behavioural Finance Team. Mr. Crawford has been employed by JPMIM or its affiliates (or one of their predecessors) since 2008, and has been a portfolio manager of the Fund since April 2019.

SUP-ED-PM-419

Effective immediately, the information in the first and second tables with respect to the Fund in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information (“SAI”) is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of October 31, 2018:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($Thousand)	Number of Accounts	Total Assets ($Thousand)	Number of Accounts	Total Assets ($Thousand)
Europe Dynamic Fund
Jonathan Ingram	4	$3,753,696	8	$4,048,265	0	$0
John Baker	3	434,552	9	4,052,996	1	95,770
Blake Crawford*	0	0	5	1,510,996	0	0

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2018:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($Thousand)	Number of Accounts	Total Assets ($Thousand)	Number of Accounts	Total Assets ($Thousand)
Europe Dynamic Fund
Jonathan Ingram	1	$159,327	3	$1,008,046	0	$0
John Baker	1	159,327	3	1,008,046	0	0
Blake Crawford*	0	0	0	0	0	0

*	As of 1/31/19

In addition, effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the SAI with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of securities of the Fund beneficially owned by each portfolio manager as of October 31, 2018:

Dollar Range of Securities in the Fund
	None	$1- 10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Europe Dynamic Fund
Jonathan Ingram							X
John Baker					X
Blake Crawford*	X

*	As of 1/31/19

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES, PROSPECTUSES AND THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE